SHARE-BASED COMPENSATION (Details 4)	12 Months Ended
Dec. 31, 2018 CAD ($) shares
Sharebased Compensation Details 4Abstract
RSUs outstanding, beginning | shares	0
RSUs granted | shares	1,299,432
RSUs forfeited | shares	(99,000)
RSUs outstanding, ending | shares	1,200,432
RSUs vested, ending | shares	0
RSUs outstanding, weighted average exercise price, beginning | $	$ 0
Weighted average exercise price, RSUs granted | $	0.65
Weighted average exercise price, RSUs forfeited | $	0.65
RSUs outstanding, weighted average exercise price, ending | $	0.65
RSUs vested, weighted average exercise price, ending | $	$ 0